Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,082,526		¥ 1,119,851		¥ 420,751
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by (used in) operating activities:
Depreciation and amortization	301,861		301,603		307,006
Impairment of intangible assets (Note 6)	312		3,378		30,986
Provision (credit) for credit losses (Note 4)	(106,371)		144,542		223,809
Employee benefit cost for severance indemnities and pension plans (Note 13)	79,036		64,970		48,823
Government grant for transfer of substitutional portion of Employees' Pension Fund Plans (Note 13)	(115,210)
Investment securities gains-net	(303,520)	[1]	(155,957)	[1]	(19,384)	[1]
Amortization of premiums on investment securities	115,980		91,252		81,384
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 31)	(91,410)		(21,734)		35,297
Foreign exchange losses (gains)-net	(1,090,193)		(1,059,276)		280,997
Equity in losses (earnings) of equity method investees-net (Note 2)	(110,520)		(60,210)		499,427
Provision (credit) for deferred income tax expense	(8,047)		133,054		193,114
Gain on conversion rate adjustment of convertible preferred stock (Note 2)					(139,320)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	2,894,475		(3,269,053)		(3,188,559)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	(2,622,957)		796,656		2,326,503
Increase (decrease) in unearned income, unamortized premiums and deferred loan fees	5,214		(13)		10,754
Increase in accrued interest receivable and other receivables	(95,966)		(82,575)		(110,209)
Increase in accrued interest payable and other payables	100,760		4,162		36,425
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	158,268		(125,309)		116,180
Decrease in allowance for repayment of excess interest	(23,503)		(21,777)		(37,452)
Net decrease (increase) in collateral for derivative transactions	528,901		(179,028)		(618,295)
Partial withdrawal of assets from employee retirement benefit trusts (Note 13)			44,851
Other-net	209,812		105,703		94,642
Net cash provided by (used in) operating activities	909,448		(2,164,910)		592,879
Cash flows from investing activities:
Proceeds from sales of investment securities available-for-sale (including proceeds from securities under fair value option) (Note 3)	105,488,089		149,910,832		172,325,724
Proceeds from maturities of investment securities available-for-sale (including proceeds from securities under fair value option) (Note 3)	33,894,330		15,343,140		12,863,545
Purchases of investment securities available-for-sale (including purchases of securities under fair value option) (Note 3)	(132,922,207)		(163,273,113)		(192,356,659)
Proceeds from maturities of investment securities being held-to-maturity	626,109		811,024		835,356
Purchases of investment securities being held-to-maturity	(473,345)		(442,016)		(263,300)
Proceeds from sales of other investment securities	228,983		31,094		37,397
MUB's acquisition of PB Capital Corporation's institutional commercial real estate lending division (Note 2)	(358,040)
Purchase of common stock investment in VietinBank, an affiliated company of BTMU (Note 2)	(75,136)
Acquisition of Mitsubishi UFJ Fund Services Holdings Limited (formerly Butterfield Fulcrum Group), a subsidiary of MUTB (Note 2)	(30,191)
Acquisition of Krungsri, a subsidiary of BTMU, net of cash acquired (Note 2)	(398,841)
Purchases of other investment securities	(18,767)		(8,034)		(46,861)
Net increase in loans	(4,426,839)		(2,543,816)		(5,609,261)
Net decrease (increase) in interest-earning deposits in other banks	(11,738,061)		(1,706,642)		1,344,430
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(2,062,236)		106,337		471,372
Proceeds from sales of premises and equipment	30,420		36,015		20,618
Capital expenditures for premises and equipment	(158,492)		(139,756)		(131,187)
Purchases of intangible assets	(211,942)		(161,090)		(155,308)
Proceeds from sales and dispositions of investments in equity method investees	34,424		78,983		125,690
Proceeds from sales of consolidated VIEs and subsidiaries-net	164,674		20,951		1,297
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)			204,956		161,435
Other-net	5,241		(69,120)		11,462
Net cash used in investing activities	(12,401,827)		(1,800,255)		(10,364,250)
Cash flows from financing activities:
Net increase in deposits	7,056,761		4,491,412		3,242,703
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	4,074,607		448,370		4,745,245
Net increase (decrease) in due to trust account	117,181		5,698		(6,210)
Net increase (decrease) in other short-term borrowings	(1,031,642)		429,163		2,409,172
Proceeds from issuance of long-term debt	4,036,415		2,187,511		1,875,591
Repayment of long-term debt	(2,540,895)		(3,025,310)		(2,263,232)
Proceeds from sales of treasury stock	845		22		130
Payments to acquire treasury stock (Note 17)	(74)		(19)		(18)
Payments for purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)			(39,000)
Dividends paid	(216,054)		(187,720)		(187,561)
Dividends paid to noncontrolling interests	(14,347)		(9,243)		(16,445)
Other-net	(7,702)		(9,351)		(11,523)
Net cash provided by financing activities	11,475,095		4,291,533		9,787,852
Effect of exchange rate changes on cash and cash equivalents	87,259		62,476		(16,876)
Net increase (decrease) in cash and cash equivalents	69,975		388,844		(395)
Cash and cash equivalents at beginning of fiscal year	3,619,253		3,230,409		3,230,804
Cash and cash equivalents at end of fiscal year	3,689,228		3,619,253		3,230,409
Cash paid during the fiscal year for:
Interest	601,626		605,608		683,034
Income taxes, net of refunds	187,696		288,275		119,897
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	4,211		7,584		16,198
MUB's acquisitions (Note 2):
Fair value of assets acquired	416,059		626,921
Fair value of liabilities assumed	58,019		502,437
Acquisition of Krungsri, a subsidiary of BTMU (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents	3,997,518
Fair value of liabilities assumed	3,396,454
Fair value of noncontrolling interests	202,223
Conversion of Morgan Stanley's convertible preferred stock (Note 2)					808,266
Transfer to investment securities being held to maturity from investment securities available for sale (Note 3)	¥ 411,535		¥ 12,356

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥11,704 million, ¥7,457 million and ¥2,321 million; Other comprehensive income-net by ¥2,078 million, ¥872 million and ¥284 million; Total credit losses by ¥13,782 million, ¥8,329 million and ¥2,605 million, March 31, 2012, 2013 and 2014, respectively.